CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 151,775,129	$ 87,896,786
Accounts receivable trade, net	7,909,514	2,688,116
Due from related parties	$ 13,155,509	$ 6,393,625
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 791,788	$ 1,552,262
Prepaid expenses and other assets	3,407,988	3,773,218
Income tax receivable	15,514,617	11,844,503
Investment in equity securities	27,759,775	69,119,010
Investment in debt securities	554,924	0
Assets held for sale	0	69,430,788
Accrued charter revenue	0	52,084
Derivative assets	545,630	1,107,832
Total current assets	221,414,874	253,858,224
NON-CURRENT ASSETS:
Restricted cash	1,000,000	0
Due from related parties	$ 2,893,839	$ 3,504,667
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 805,182	$ 204,146
Deferred charges, net	6,066,454	2,205,544
Fair value of acquired time charters	0	119,733
Investment in related party	117,521,579	117,560,467
Investment in debt securities, non current	750,000	0
Equity method investments	50,045,840	50,503,722
Equity method investments measured at fair value (related party)	139,745,917	115,455,048
Equity investments	9,932,222	4,661,658
Goodwill	24,126,824	17,932,243
Intangible assets, net	21,173,403	19,323,603
Operating lease right-of-use assets	7,417,626	7,770,979
Deferred tax assets	2,599,327	1,839,503
Derivative assets	710,802	0
Total non-current assets	575,943,567	543,518,697
Total assets	797,358,441	797,376,921
CURRENT LIABILITIES:
Current portion of financial liabilities, net	1,548,990	0
Liabilities directly associated with assets held for sale	0	17,656,371
Accounts payable	3,714,698	2,127,051
Deferred revenue	827,210	578,452
Accrued liabilities (including $364,205 and $0 accrued interest to related party, respectively)	16,700,000	23,045,515
Due to related parties	$ 1,106,606	$ 889,020
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Derivative liabilities	$ 185,327	$ 1,389,542
Operating lease liabilities	1,203,769	1,049,167
Income tax payable	3,482,684	6,642,888
Total current liabilities	34,406,904	64,401,785
NON-CURRENT LIABILITIES:
Long-term financial liabilities, net	12,046,770	0
Other accrued liabilities	144,605	166,156
Operating lease liabilities	6,213,857	6,721,813
Deferred tax liabilities	10,596,230	8,096,383
Total non-current liabilities	93,994,059	107,509,414
Commitments and contingencies
MEZZANINE EQUITY:
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 100,000 issued and outstanding as of December 31, 2024 and December 31, 2025, aggregate liquidation preference of $100,000,000 as of December 31, 2024 and December 31, 2025	80,714,075	77,708,258
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 9,662,354 issued and outstanding as of December 31, 2024 and December 31, 2025	9,662	9,662
Preferred shares, $0.001 par value: 50,000,000 shares authorized; Series B Preferred Shares - 12,000 shares issued and outstanding as of December 31, 2024 and December 31, 2025	12	12
Additional paid-in capital	265,339,741	265,389,338
Retained earnings	239,452,780	228,527,153
Accumulated other comprehensive income / (loss)	20,628,512	(1,509,187)
Total Castor Maritime Inc. shareholders' equity	525,430,707	492,416,978
Non-controlling interests	62,812,696	55,340,486
Total shareholders' equity	588,243,403	547,757,464
Total liabilities, mezzanine equity and shareholders' equity	797,358,441	797,376,921
Vessels [Member]
NON-CURRENT ASSETS:
Property, plant and equipment, net	156,496,033	200,443,193
Property and Equipment [Member]
NON-CURRENT ASSETS:
Property, plant and equipment, net	34,658,519	1,994,191
Nonrelated Party [Member]
CURRENT LIABILITIES:
Current portion of long-term debt, net	5,637,620	1,053,156
NON-CURRENT LIABILITIES:
Long-term debt, net	64,992,597	2,603,900
Related Party [Member]
NON-CURRENT ASSETS:
Equity method investments measured at fair value (related party)	139,745,917	115,455,048
CURRENT LIABILITIES:
Current portion of long-term debt, net	0	9,970,623
NON-CURRENT LIABILITIES:
Long-term debt, net	$ 0	$ 89,921,162